Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Asset Allocation - Growth Portfolio
Supplement to the Currently Effective Prospectus and Summary Prospectus
* * *
The following information supersedes any contrary information contained in the Prospectus and Summary Prospectus concerning Transamerica Asset Allocation - Growth Portfolio:
Investment Objective:
Seeks long-term capital appreciation.
* * *

Transamerica Asset Allocation - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Asset Allocation - Growth Portfolio
Supplement to the Currently Effective Prospectus and Summary Prospectus
* * *
The following information supersedes any contrary information contained in the Prospectus and Summary Prospectus concerning Transamerica Asset Allocation - Growth Portfolio:
Investment Objective:
Seeks long-term capital appreciation.
* * *